Lennar Homebuilding Investments In Unconsolidated Entities (Balance Sheets) (Details) - Lennar Homebuilding [Member] - USD ($) $ in Thousands	Nov. 30, 2014	Nov. 30, 2013
Schedule of Equity Method Investments [Line Items]
Cash and cash equivalents	$ 243,597	$ 184,521
Inventories	2,889,267	2,904,795
Other assets	155,470	147,410
Total Assets	3,288,334	3,236,726
Accounts payable and other liabilities	271,638	272,940
Debt	737,755	450,457
Equity	2,278,941	2,513,329
Total Liabilities and equity	$ 3,288,334	$ 3,236,726